Related Party Transactions, Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)					1 Months Ended	8 Months Ended
	May 26, 2020	May 20, 2020	Feb. 12, 2020	Feb. 12, 2020	Apr. 30, 2020	Sep. 30, 2020
Related Party Transactions [Abstract]
Repayments of Related Party Debt						$ 191,000
Promissory Note [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 191,000			$ 191,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Repayments of Related Party Debt	$ 191,000		$ 0
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction			300,000	$ 300,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 10,000		10,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Loans outstanding			0	$ 0		0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 2,000,000			$ 2,000,000